Employee Future Benefits - Benefit Obligations and Fair Value (Narrative) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
DBP Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 1,020	$ 1,668
Plan with projected benefit obligation, fair value of plan assets	840	1,460
Accumulated benefit obligation	170	195
Plan with accumulated benefit obligation, fair value of plan assets	41	62
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	268	296
Plan with accumulated benefit obligation, fair value of plan assets	$ 46	$ 44